One Financial Way

Cincinnati, Ohio 45242

Post Office Box 237

Cincinnati, Ohio 45201-0237

Telephone: 513-794-6100

October 27, 2016

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: Ohio National Variable Account A (1940 Act File No. 811-1978)

Post-Effective Amendment No. 47 to File No. 333-86603

Ladies and Gentlemen:

Attached hereto is post-effective amendment 47 to File number 333-86603.

This post-effective amendment is being filed pursuant to Rule 485(a) of the Securities Act of 1933. This amendment is being filed to describe certain upcoming changes to the optional asset allocation models available and investment restrictions for certain optional riders.

The registrant is requesting selective review of the above-referenced post-effective amendment pursuant to Securities Act Release No. 6510 (Feb. 15, 1984) (“Release”). Registrant notes that the Commission staff has encouraged registrants to request selective review of their filings pursuant to the Release. 1996 Industry Comment Letter at p. 6, par. D.1. The Release states that the Commission staff “will try to notify each registrant promptly concerning what level of review will be accorded their filing.” The Release further states that “the staff expects to notify registrants concerning the status of their filings within ten calendar days of the filing date.”

In support of its request, the registrant notes that it is not changing disclosure elsewhere in the prospectus except as noted in the supplement included in the filing. Accordingly, the registrant respectfully submits that the Commission staff can focus its review on the disclosure changes relating to the changes.

Please feel free to contact me at (513) 794-6278 if you have any questions or comments.

Sincerely,

/s/ Kimberly A. Plante

Kimberly A. Plante

Second Vice President and Counsel